Schedule of Disaggregated Geographical Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 67	$ 9	$ 86	$ 26	$ 34	$ 144
UNITED STATES
Total revenues					10	107
Foreign [Member]
Total revenues					$ 24	$ 37